MASSMUTUAL FUNDS
MassMutual Strategic Bond Fund
(the “Fund”)
Supplement dated August 23, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The information for S. Kenneth Leech found under the heading Portfolio Manager(s) in the section titled Management (on page 19 of the Prospectus) as well as under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 139 of the Prospectus, is hereby removed.
The following information supplements the information for the Fund found under the heading Portfolio Manager(s) in the section titled Management (on page 19 of the Prospectus):
Michael C. Buchanan, CFA is the Chief Investment Officer and a Portfolio Manager at Western Asset and Western Asset Limited. He has managed the Fund since August 2024.
The following information supplements the information for the Fund found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on pages 138 and 139 of the Prospectus:
Michael C. Buchanan, CFA
is a portfolio manager of the Strategic Bond Fund. Mr. Buchanan is the Chief Investment Officer and a Portfolio Manager at the Firm. Prior to joining the Firm in 2005, Mr. Buchanan served as Managing Director and Head of U.S. Credit Products at Credit Suisse Asset Management, as Executive Vice President and Portfolio Manager at Janus Capital Management, as Managing Director and Portfolio Manager at BlackRock Financial Management, and as Vice President and Portfolio Manager at Conseco Capital Management.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-24-10
SB-24-03

MASSMUTUAL FUNDS
MassMutual Strategic Bond Fund
(the “Fund”)
Combined Supplement dated August 23, 2024 to the
Statement of Additional Information dated February 1, 2024 (the “Fund SAI”)
and the Statement of Additional Information of MassMutual Premier Funds
dated August 7, 2024 with respect to the merger of the Fund with and into
MassMutual Core Bond Fund (the “Merger SAI”)
This supplement provides new and additional information beyond that contained in the Fund SAI and the Merger SAI and any previous supplements. It should be retained and read in conjunction with the Fund SAI and the Merger SAI and any previous supplements.
The information for S. Kenneth Leech found in the section titled Appendix C — Additional Portfolio Manager Information (on page B-346 of the Fund SAI and page A-346 of the Merger SAI) in is hereby removed.
The following information replaces similar information for the Fund found in the section titled Appendix C — Additional Portfolio Manager Information (on page B-346 of the Fund SAI and page A-346 of the Merger SAI):
A team of investment professionals led by Chief Investment Officer Michael C. Buchanan, and portfolio managers Mark S. Lindbloom, Frederick R. Marki, and Julien A. Scholnick, manages the Strategic Bond Fund’s assets.
Mr. Buchanan is responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Lindbloom, Marki, and Scholnick are responsible for portfolio structure, including sector allocation, duration weighting, and term structure decisions.
The following information supplements the information for the Fund found under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information (on page B-346 of the Fund SAI and page A-346 of the Merger SAI):
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Michael C. Buchanan
Registered investment companies**	76	$113,393,602,251	0	$0
Other pooled investment vehicles	286	$66,015,877,707	22	$2,556,283,712
Other accounts	570	$173,629,633,540	20	$11,171,672,281

* The information provided is as of June 30, 2024.
** Does not include the Strategic Bond Fund.
Ownership of Securities:
As of June 30, 2024, Mr. Buchanan did not own any shares of the Strategic Bond Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-24-07